Earnings (loss) per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Comprehensive income (loss) for the year	$ 3,772,908	$ (6,968,511)	$ (8,970,938)
Weighted average number of shares outstanding for the year
Basic	68,156,059	65,455,325	54,523,113
Diluted	68,156,059	65,455,325	54,523,113
Net income (loss) per share - basic	$ 0.06	$ (0.11)	$ (0.16)
Net income (loss) per share - diluted	$ 0.06	$ (0.11)	$ (0.16)